Segmented Information - Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Gross premiums written	$ 12,207.5	$ 9,534.3
Net premiums written	9,983.5	8,088.4
Net earned premium	9,721.4	7,862.2
Underwriting expenses	(10,570.3)	(7,471.4)
Underwriting profit (loss)	(848.9)	390.8
Interest income	514.6	514.4
Dividends	73.2	66.8
Investment expenses	(28.8)	(26.0)
Interest and dividends	559.0	555.2
Share of profit (loss) of associates	200.5	24.2
Other revenue	3,257.6	2,061.6
Other expenses	(2,996.0)	(1,958.4)
Other revenue (expenses)	261.6	103.2
Operating income (loss)	172.2	1,073.4
Net gains (losses) on investments	1,467.5	(1,203.6)
Gain on sale of subsidiary	1,018.6	0.0
Loss on repurchase of borrowings	(28.6)	0.0
Interest expense	(331.2)	(242.8)
Corporate overhead	(275.3)	(181.3)
Earnings (loss) before income taxes	2,023.2	(554.3)
Income taxes	(408.3)	159.6
Net earnings (loss)	1,614.9	(394.7)
Shareholders of Fairfax	1,740.6	(512.5)
Non-controlling interests	(125.7)	117.8
Operating companies
Disclosure of operating segments [line items]
Gross premiums written	12,412.9	9,526.7
Net premiums written	9,975.2	7,905.0
Net earned premium	9,701.3	7,698.7
Underwriting expenses	(10,342.8)	(7,122.8)
Underwriting profit (loss)	(641.5)	575.9
Interest income	456.0	446.2
Dividends	53.2	51.1
Investment expenses	(106.9)	(87.3)
Interest and dividends	402.3	410.0
Share of profit (loss) of associates	23.5	53.3
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	(215.7)	1,039.2
Net gains (losses) on investments	1,558.3	(837.3)
Gain on sale of subsidiary	1,018.6
Loss on repurchase of borrowings	0.0
Interest expense	(41.3)	(26.1)
Corporate overhead	(131.6)	(74.9)
Earnings (loss) before income taxes	2,188.3	100.9
Reportable segments | Runoff
Disclosure of operating segments [line items]
Gross premiums written	8.4	183.9
Net premiums written	8.3	183.4
Net earned premium	20.1	163.5
Underwriting expenses	(227.5)	(348.6)
Underwriting profit (loss)	(207.4)	(185.1)
Interest income	37.2	58.6
Dividends	4.6	5.9
Investment expenses	(12.9)	(13.3)
Interest and dividends	28.9	51.2
Share of profit (loss) of associates	(6.1)	(15.5)
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	(184.6)	(149.4)
Net gains (losses) on investments	73.3	(225.2)
Gain on sale of subsidiary	0.0
Loss on repurchase of borrowings	0.0
Interest expense	0.0	0.0
Corporate overhead	0.0	0.0
Earnings (loss) before income taxes	(111.3)	(374.6)
Reportable segments | Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net premiums written	0.0	0.0
Net earned premium	0.0	0.0
Underwriting expenses	0.0	0.0
Underwriting profit (loss)	0.0	0.0
Interest income	29.7	21.3
Dividends	9.1	8.2
Investment expenses	(143.7)	(12.8)
Interest and dividends	(104.9)	16.7
Share of profit (loss) of associates	55.4	13.6
Other revenue	3,257.6	2,061.6
Other expenses	(2,996.0)	(1,958.4)
Other revenue (expenses)	261.6	103.2
Operating income (loss)	212.1	133.5
Net gains (losses) on investments	7.2	30.1
Gain on sale of subsidiary	0.0
Loss on repurchase of borrowings	0.0
Interest expense	(65.8)	(28.3)
Corporate overhead	0.0	0.0
Earnings (loss) before income taxes	153.5	135.3
Corporate and Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net premiums written	0.0	0.0
Net earned premium	0.0	0.0
Underwriting expenses	0.0	0.0
Underwriting profit (loss)	0.0	0.0
Interest income	(8.3)	(11.7)
Dividends	6.3	1.6
Investment expenses	(2.1)	(1.4)
Interest and dividends	(4.1)	(11.5)
Share of profit (loss) of associates	127.7	(27.2)
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	123.6	(38.7)
Net gains (losses) on investments	(171.3)	(171.2)
Gain on sale of subsidiary	0.0
Loss on repurchase of borrowings	(28.6)
Interest expense	(224.1)	(188.4)
Corporate overhead	93.1	(17.6)
Earnings (loss) before income taxes	(207.3)	(415.9)
Eliminations and adjustments
Disclosure of operating segments [line items]
Gross premiums written	(213.8)	(176.3)
Net premiums written	0.0	0.0
Net earned premium	0.0	0.0
Underwriting expenses	0.0	0.0
Underwriting profit (loss)	0.0	0.0
Interest income	0.0	0.0
Dividends	0.0	0.0
Investment expenses	236.8	88.8
Interest and dividends	236.8	88.8
Share of profit (loss) of associates	0.0	0.0
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	236.8	88.8
Net gains (losses) on investments	0.0	0.0
Gain on sale of subsidiary	0.0
Loss on repurchase of borrowings	0.0
Interest expense	0.0	0.0
Corporate overhead	(236.8)	(88.8)
Earnings (loss) before income taxes	0.0	0.0
External
Disclosure of operating segments [line items]
Gross premiums written	12,207.5	9,534.3
Net earned premium	9,721.4	7,862.2
External | Operating companies
Disclosure of operating segments [line items]
Gross premiums written	12,199.1	9,350.4
Net earned premium	9,701.3	7,698.7
External | Reportable segments | Runoff
Disclosure of operating segments [line items]
Gross premiums written	8.4	183.9
Net earned premium	20.1	163.5
External | Reportable segments | Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	0.0	0.0
External | Corporate and Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	0.0	0.0
External | Eliminations and adjustments
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	0.0	0.0
Intercompany
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	0.0	0.0
Intercompany | Operating companies
Disclosure of operating segments [line items]
Gross premiums written	213.8	176.3
Net earned premium	0.0	0.0
Intercompany | Reportable segments | Runoff
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	0.0	0.0
Intercompany | Reportable segments | Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	0.0	0.0
Intercompany | Corporate and Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	0.0	0.0
Intercompany | Eliminations and adjustments
Disclosure of operating segments [line items]
Gross premiums written	(213.8)	(176.3)
Net earned premium	0.0	0.0
Northbridge | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	1,187.0	1,055.1
Net premiums written	1,064.9	942.6
Net earned premium	1,019.7	908.8
Underwriting expenses	(1,010.7)	(862.5)
Underwriting profit (loss)	9.0	46.3
Interest income	56.1	56.6
Dividends	9.5	8.4
Investment expenses	(11.5)	(12.8)
Interest and dividends	54.1	52.2
Share of profit (loss) of associates	3.2	5.2
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	66.3	103.7
Net gains (losses) on investments	44.8	(161.3)
Gain on sale of subsidiary	0.0
Loss on repurchase of borrowings	0.0
Interest expense	0.0	0.0
Corporate overhead	(8.7)	(6.6)
Earnings (loss) before income taxes	102.4	(64.2)
Northbridge | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	1,180.4	1,052.3
Net earned premium	1,023.7	915.8
Northbridge | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	6.6	2.8
Net earned premium	(4.0)	(7.0)
OdysseyRe | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	2,783.1	2,380.7
Net premiums written	2,495.9	2,100.2
Net earned premium	2,333.4	2,074.1
Underwriting expenses	(2,273.4)	(1,838.9)
Underwriting profit (loss)	60.0	235.2
Interest income	131.0	158.5
Dividends	15.6	23.9
Investment expenses	(21.7)	(28.7)
Interest and dividends	124.9	153.7
Share of profit (loss) of associates	7.2	17.3
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	192.1	406.2
Net gains (losses) on investments	253.1	(318.7)
Gain on sale of subsidiary	0.0
Loss on repurchase of borrowings	0.0
Interest expense	(3.3)	(2.8)
Corporate overhead	(27.4)	(30.2)
Earnings (loss) before income taxes	414.5	54.5
OdysseyRe | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	2,725.7	2,355.8
Net earned premium	2,318.3	2,083.9
OdysseyRe | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	57.4	24.9
Net earned premium	15.1	(9.8)
Crum & Forster | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	2,174.5	2,055.0
Net premiums written	1,863.4	1,801.1
Net earned premium	1,852.8	1,769.5
Underwriting expenses	(1,849.6)	(1,737.1)
Underwriting profit (loss)	3.2	32.4
Interest income	53.4	72.8
Dividends	3.4	5.8
Investment expenses	(23.0)	(12.8)
Interest and dividends	33.8	65.8
Share of profit (loss) of associates	(1.1)	(22.6)
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	35.9	75.6
Net gains (losses) on investments	27.9	(184.7)
Gain on sale of subsidiary	0.0
Loss on repurchase of borrowings	0.0
Interest expense	(1.8)	(1.6)
Corporate overhead	(25.4)	(20.4)
Earnings (loss) before income taxes	36.6	(131.1)
Crum & Forster | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	2,120.0	2,011.8
Net earned premium	1,822.1	1,738.6
Crum & Forster | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	54.5	43.2
Net earned premium	30.7	30.9
Zenith National | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	849.0	831.7
Net premiums written	837.4	819.4
Net earned premium	811.6	807.3
Underwriting expenses	(694.4)	(643.2)
Underwriting profit (loss)	117.2	164.1
Interest income	26.8	33.0
Dividends	3.8	4.3
Investment expenses	(7.2)	(7.7)
Interest and dividends	23.4	29.6
Share of profit (loss) of associates	(9.8)	1.2
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	130.8	194.9
Net gains (losses) on investments	26.6	(168.2)
Gain on sale of subsidiary	0.0
Loss on repurchase of borrowings	0.0
Interest expense	(3.3)	(3.3)
Corporate overhead	(8.2)	(8.4)
Earnings (loss) before income taxes	145.9	15.0
Zenith National | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	849.0	831.7
Net earned premium	814.1	809.3
Zenith National | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net earned premium	(2.5)	(2.0)
Brit | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	2,057.0	1,912.2
Net premiums written	1,530.9	1,480.2
Net earned premium	1,536.9	1,399.3
Underwriting expenses	(1,738.8)	(1,370.2)
Underwriting profit (loss)	(201.9)	29.1
Interest income	41.9	66.5
Dividends	3.7	2.6
Investment expenses	(13.0)	(13.7)
Interest and dividends	32.6	55.4
Share of profit (loss) of associates	9.2	3.4
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	(160.1)	87.9
Net gains (losses) on investments	79.0	87.3
Gain on sale of subsidiary	0.0
Loss on repurchase of borrowings	0.0
Interest expense	(12.5)	(14.2)
Corporate overhead	(9.2)	(9.2)
Earnings (loss) before income taxes	(102.8)	151.8
Brit | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	2,048.1	1,904.3
Net earned premium	1,537.3	1,396.5
Brit | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	8.9	7.9
Net earned premium	(0.4)	2.8
Allied World | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	1,447.6
Net premiums written	991.9
Net earned premium	1,028.7	0.0
Underwriting expenses	(1,615.3)
Underwriting profit (loss)	(586.6)
Interest income	76.8
Dividends	2.2
Investment expenses	(13.1)
Interest and dividends	65.9
Share of profit (loss) of associates	(17.6)
Other revenue	0.0
Other expenses	0.0
Other revenue (expenses)	0.0
Operating income (loss)	(538.3)
Net gains (losses) on investments	(26.5)
Gain on sale of subsidiary	0.0
Loss on repurchase of borrowings	0.0
Interest expense	(15.6)
Corporate overhead	(27.9)
Earnings (loss) before income taxes	(608.3)
Allied World | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	1,447.6
Net earned premium	1,041.3
Allied World | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	0.0
Net earned premium	(12.6)
Fairfax Asia | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	670.4	648.7
Net premiums written	327.5	303.1
Net earned premium	327.6	302.5
Underwriting expenses	(289.4)	(261.4)
Underwriting profit (loss)	38.2	41.1
Interest income	31.3	26.6
Dividends	3.2	3.4
Investment expenses	(5.4)	(3.3)
Interest and dividends	29.1	26.7
Share of profit (loss) of associates	29.4	48.1
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	96.7	115.9
Net gains (losses) on investments	1,083.9	(1.7)
Gain on sale of subsidiary	1,018.6
Loss on repurchase of borrowings	0.0
Interest expense	0.0	0.0
Corporate overhead	(2.6)	(0.1)
Earnings (loss) before income taxes	2,196.6	114.1
Fairfax Asia | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	667.9	636.1
Net earned premium	369.3	348.5
Fairfax Asia | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	2.5	12.6
Net earned premium	(41.7)	(46.0)
Other | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	1,244.3	643.3
Net premiums written	863.3	458.4
Net earned premium	790.6	437.2
Underwriting expenses	(871.2)	(409.5)
Underwriting profit (loss)	(80.6)	27.7
Interest income	38.7	32.2
Dividends	11.8	2.7
Investment expenses	(12.0)	(8.3)
Interest and dividends	38.5	26.6
Share of profit (loss) of associates	3.0	0.7
Other revenue	0.0	0.0
Other expenses	0.0	0.0
Other revenue (expenses)	0.0	0.0
Operating income (loss)	(39.1)	55.0
Net gains (losses) on investments	69.5	(90.0)
Gain on sale of subsidiary	0.0
Loss on repurchase of borrowings	0.0
Interest expense	(4.8)	(4.2)
Corporate overhead	(22.2)	0.0
Earnings (loss) before income taxes	3.4	(39.2)
Other | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	1,160.4	558.4
Net earned premium	775.2	406.1
Other | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	83.9	84.9
Net earned premium	$ 15.4	$ 31.1